Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 15,610	$ 10,103	$ 3,048
Cost of sales
Cost of sales excluding depletion	(1,020)	(268)
Depletion	(2,658)	(3,204)	(943)
Gross profit	11,932	6,631	2,105
Other operating income (expenses)
General and administrative costs	(7,406)	(8,256)	(7,595)
Project evaluation costs	(78)	(47)	(479)
Share of (loss) gain in associate	(80)	(64)	172
Dilution (loss) gain in associate	(73)	9	12
Share-based compensation	(2,754)	(2,338)	(2,806)
Impairments of royalties			(22,379)
Operating profit (loss) for the year	1,541	(4,065)	(30,970)
Other items
Change in fair value of derivative liabilities			242
Change in fair value of gold-linked loan	1,685	1,681	172
Change in fair value of short-term investments	548	38	(264)
Change in fair value of embedded derivative	483	612	30
Foreign exchange gain/(loss)	34	(14)	(132)
Finance costs	(8,266)	(8,043)	(1,839)
Partial make-whole payment for redemption of convertible debentures	4,222
(Loss) gain on loan modification	(240)	310	(249)
Other income	4,102	96	121
Net loss before income taxes for the year	(4,335)	(9,385)	(32,889)
Current tax expense	(323)	(506)	(50)
Deferred tax recovery	528	6,480	6,183
Net loss after income taxes for the year	(4,130)	(3,411)	(26,756)
Item that may be reclassified subsequently to net income:
Foreign currency translation differences	141	(328)	38
Reclassification of cumulative foreign currency translation differences to net income	137
Total comprehensive loss for the year	$ (3,852)	$ (3,739)	$ (26,718)
Net loss per share, basic	$ (0.02)	$ (0.02)	$ (0.18)
Net loss per share, diluted	$ (0.02)	$ (0.02)	$ (0.18)
Weighted average number of common shares outstanding, basic and diluted	174,986,972	159,516,299	144,729,662